Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases

Maturity analysis of undiscounted future lease payments receivable for operating leases:

2026	$43,783
2027	31,672
2028	23,286
2029	17,965
2030	46,300
2031 and thereafter	2,825
Total undiscounted cash flows	$165,831

Less imputed interest	(15,127)
Present value of lease liabilities	$150,704

Schedule of Information on Leases
	Year ended December 31,
	2025	2024

Interest expense on lease liabilities	$6,749	$6,506
Total cash outflow for leases	$54,389	$50,088

Schedule of Right-of-Use Assets	Disclosures in respect of right-of-use assets:
	Land and buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2025	$250,918	$65,514	$316,432
Additions during the year:
New leases	35,295	20,291	55,586
Adjustments for indexation	5,861	1,011	6,872
Adjustments arising from translating financial statements of foreign operations	32,448	5,235	37,683
Modification of leases	(8,157)	1,381	(6,776)
Acquisition of subsidiaries	-	575	575
Disposals during the year:
Termination of leases	(15,298)	(15,166)	(30,464)
Loss of control	(46,334)	(7,776)	(54,110)

Balance as of December 31, 2025	254,733	71,065	325,798

Accumulated depreciation:
Balance as of January 1, 2025	124,020	36,187	160,207
Additions during the year:
Depreciation	34,884	20,655	55,539
Adjustments arising from translating financial statements of foreign operations	21,994	1,546	23,540
Modification of leases	(62)	749	687
Disposals during the year:
Termination of leases	(8,843)	(14,294)	(23,137)
Loss of control	(30,686)	(5,814)	(36,500)
Balance as of December 31, 2025	141,307	39,029	180,336
Depreciated cost as of December 31, 2025	113,426	32,036	145,462

	Land and buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2024	$195,807	$61,832	$257,639
Additions during the year:
New leases	61,449	20,399	81,848
Adjustments for indexation	6,181	596	6,777
Adjustments arising from translating financial statements of foreign operations	(1,226)	(4,033)	(5,259)
Modification of leases	(473)	-	(473)
Acquisition of subsidiaries	314	-	314
Disposals during the year:
Termination of leases	(11,134)	(13,280)	(24,414)

Balance as of December 31, 2024	250,918	65,514	316,432

Accumulated depreciation:
Balance as of January 1, 2024	104,714	32,274	136,988
Additions during the year:
Depreciation	28,663	20,221	48,884
Adjustments arising from translating financial statements of foreign operations	(429)	(3,828)	(4,257)
Disposals during the year:
Termination of leases	(8,928)	(12,480)	(21,408)
Balance as of December 31, 2024	124,020	36,187	160,207
Depreciated cost as of December 31, 2024	126,898	29,327	156,225